Leases - Schedule of Statement of Profit or Loss Information About Leases for Lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of right-of-use assets	₩ 430,977	₩ 410,925	₩ 402,737
Interest expense relating to lease liabilities	45,839	47,556	52,035
Expense relating to short-term leases	11,385	8,048	8,804
Expense relating to leases of low-value assets that are not short-term leases	31,041	27,751	26,290
Expense relating to variable lease payments not included in lease liabilities	13,699	6,722	9,288
Property and building
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of right-of-use assets	320,991	301,621	297,571
Machinery and communication line facilities
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of right-of-use assets	38,930	25,550	32,794
Others
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of right-of-use assets	₩ 71,056	₩ 83,754	₩ 72,372